SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Short-Term Debt [Line Items]
Total short-term loans	$ 4,617,414	$ 2,509,890	$ 2,424,587
Xian Xinchang Micro Lending Co Ltd [Member]
Short-Term Debt [Line Items]
Total short-term loans		42,785	34,765
China Construction Bank One [Member]
Short-Term Debt [Line Items]
Total short-term loans		1,370,614	1,405,777
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans		137,061	140,578
China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Total short-term loans		822,368	843,467
Beijing Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans		$ 137,061